Consolidated Statements of Income and Comprehensive Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Revenue from customers	$ 11,623,018	$ 11,165,980	$ 35,370,499	$ 37,016,616	$ 40,687,624	$ 31,345,951
Revenues from related parties				97,554	97,850
Total Revenues	11,623,018	11,165,980	35,370,499	37,114,170	40,785,474	31,345,951
COST OF REVENUES
Cost of revenues from customers	(6,561,166)	(6,370,278)	(20,946,893)	(19,179,253)	(22,256,642)	(15,736,080)
Cost of revenues related parties				(97,554)	(97,850)
Total Cost of revenues	(6,561,166)	(6,370,278)	(20,946,893)	(19,276,807)	(22,354,492)	(15,736,080)
GROSS PROFIT	5,061,852	4,795,702	14,423,606	17,837,363	18,430,982	15,609,871
OPERATING EXPENSES
Selling expenses	(214,719)	(136,164)	(1,231,967)	(349,561)	(630,503)	(264,553)
General and administrative expenses	(88,063)	(298,047)	(903,547)	(1,618,753)	(1,937,374)	(2,322,055)
Research and development expenses	(20,737)	(22,267)	(65,307)	(67,035)	(89,477)	(77,997)
Share-based compensation				(3,149,106)	(3,149,106)	(1,064,358)
Total operating expenses	(323,519)	(456,478)	(2,200,821)	(5,184,455)	(5,806,460)	(3,728,963)
INCOME FROM OPERATIONS	4,738,333	4,339,224	12,222,785	12,652,908	12,624,522	11,880,908
Interest income	29,621	28,798	89,257	64,184	95,534	81,537
Interest expense	(58,692)		(172,255)		(27,450)	(1,728,961)
Government grant				692,952	695,055	246,227
Gain on asset disposal				7,625,279	7,648,423
Gain on changes in fair value of common stock purchase warrants liability	(187,109)		35,542		759,471
TOTAL OTHER (EXPENSES), NET	(216,180)	28,798	(47,456)	8,382,415	9,171,033	(1,401,197)
INCOME BEFORE INCOME TAX EXPENSE	4,522,153	4,368,022	12,175,329	21,035,323	21,795,555	10,479,711
INCOME TAX EXPENSE	(1,232,629)	(1,092,547)	(3,392,587)	(4,331,499)	(4,409,589)	(1,549,333)
NET INCOME	3,289,524	3,275,475	8,782,742	16,703,824	17,385,966	8,930,378
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(4,195,353)	139,206	(7,597,937)	671,786	1,307,260	2,692,896
COMPREHENSIVE INCOME	$ (905,829)	$ 3,414,681	$ 1,184,805	$ 17,375,610	$ 18,693,226	$ 11,623,274
EARNINGS PER COMMON SHARE
Basic	$ 0.10	$ 0.1	$ 0.27	$ 0.53	$ 0.55	$ 0.31
Diluted	$ 0.10	$ 0.1	$ 0.27	$ 0.53	$ 0.55	$ 0.31
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic	32,464,182	31,811,523	31,727,262	31,811,523	31,811,523	28,774,886
Diluted	34,384,816	32,653,163	33,647,896	32,653,163	32,653,163	28,985,246